Submission	May 31, 2024
Submission [Line Items]
Central Index Key	0000814453
Registrant Name	Newell Brands Inc.
Registration File Number	333-279561
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES